                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05984

                           The New Ireland Fund, Inc.
               (Exact name of registrant as specified in charter)

                 Bank of Ireland Asset Management (U.S.) Limited
                                 40 Mespil Road
                                Dublin 4, Ireland
               (Address of principal executive offices) (Zip code)

                    BNY Mellon Investment Servicing (US) Inc.
                           99 High Street, 27th Floor
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 508 871 8500

                       Date of fiscal year end: October 31

                     Date of reporting period: July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

                                       THE
                                   NEW IRELAND
                                      FUND

                              THIRD QUARTER REPORT
                                  JULY 31, 2010

                         INVESTMENT SUMMARY (UNAUDITED)

                                TOTAL RETURN (%)

                     MARKET VALUE (a)        NET ASSET VALUE (a)
                  ----------------------   ----------------------
                                AVERAGE                  AVERAGE
                  CUMULATIVE   ANNUAL(b)   CUMULATIVE   ANNUAL(b)
                  ----------   ---------   ----------   ---------
Current Quarter     (15.55)     (15.55)      (15.17)     (15.17)
One Year             (3.52)      (3.52)        0.54        0.54
Three Year          (55.87)     (23.87)      (54.65)     (23.17)
Five Year           (33.54)      (7.85)      (32.26)      (7.49)
Ten Year             31.35        2.76        16.36        1.53

                        PER SHARE INFORMATION AND RETURNS

                                                                                                     2010
                        2000    2001    2002    2003    2004    2005   2006   2007   2008    2009    YTD
                       ------  ------  ------  ------  ------  -----  -----  -----  ------  ------  -----
Net Asset Value ($)     20.06   13.28   11.04   16.29   20.74  24.36  32.55  30.95   10.18    8.20   7.44
Income Dividends ($)    (0.13)  (0.01)  (0.03)     --   (0.09) (0.03) (0.16) (0.24)  (0.36)  (0.33)    --
Capital Gains
Other
   Distributions ($)    (1.60)  (2.65)  (0.69)     --      --     --  (1.77) (2.40)  (4.86)  (2.76)    --
Total
   Return (%) (a) (b)   12.86  (20.99) (11.44)  47.55   28.14  17.51  45.97   2.88  (58.62)  26.91  (9.27)

NOTES

(a) Total Market Value returns reflect changes in share market prices and assume reinvestment of dividends and capital gain distributions, if any, at the price obtained under the Dividend Reinvestment and Cash Purchase Plan ("the Plan"). Total Net Asset Value returns reflect changes in share net asset value and assume reinvestment of dividends and capital gain distributions, if any, at the price obtained under the Plan. For more information with regard to the Plan, see the most recent annual report filed with the Securities and Exchange Commission.

(b)  Periods less than one year are not annualized.

PAST RESULTS ARE NOT NECESSARILY INDICATIVE OF FUTURE PERFORMANCE OF THE FUND.

                 PORTFOLIO BY MARKET SECTOR AS OF JULY 31, 2010

                           (PERCENTAGE OF NET ASSETS)
                                   (UNAUDITED)

                                   (PIE CHART)

Construction and Building Materials   25.89%
Food and Beverages                    14.39%
Transportation                        14.20%
Other Assets                          13.46%
Health Care Services                   8.07%
Business Services                      6.22%
Diversified Financial Services         4.91%
Energy                                 4.28%
Financial                              4.43%
Leisure and Hotels                     4.15%

            TOP 10 HOLDINGS BY ISSUER AS OF JULY 31, 2010 (UNAUDITED)

HOLDING                                       SECTOR                 % OF NET ASSETS
-------                        -----------------------------------   ---------------
CRH PLC                        Construction and Building Materials        18.51%
Ryanair Holdings PLC           Transportation                              9.92%
DCC PLC                        Business Services                           6.22%
Kerry Group PLC, Series A      Food and Beverages                          5.51%
C&C Group PLC                  Food and Beverages                          5.09%
Dragon Oil PLC                 Energy                                      4.28%
Paddy Power PLC                Leisure and Hotels                          4.15%
Aryzta AG                      Food and Agriculture                        3.97%
Kingspan Group PLC             Construction and Building Materials         3.95%
Elan Corp. PLC-Sponsored ADR   Health Care Services                        3.58%

THE NEW IRELAND FUND, INC.

PORTFOLIO HOLDINGS (UNAUDITED)

                                                                     Value (U.S.)
July 31, 2010                                             Shares       (Note A)
-------------                                           ----------   ------------
COMMON STOCKS (99.98%)
COMMON STOCKS OF IRISH COMPANIES (99.77%)

AGRICULTURAL OPERATIONS (3.32%)
   Origin Enterprises PLC                                  494,801   $  1,650,239
                                                                     ------------
BUSINESS SERVICES (6.22%)
   DCC PLC                                                 125,820      3,089,850
                                                                     ------------
BUSINESS SUPPORT SERVICES (2.83%)
   CPL Resources PLC                                       454,107      1,405,071
                                                                     ------------
CONSTRUCTION AND BUILDING MATERIALS (25.89%)
   CRH PLC                                                 440,038      9,189,674
   Grafton Group PLC-UTS                                   452,032      1,701,937
   Kingspan Group PLC*                                     279,501      1,959,034
                                                                     ------------
                                                                       12,850,645
                                                                     ------------
DIVERSIFIED FINANCIAL SERVICES (4.91%)
   FBD Holdings PLC                                         51,296        454,432
   IFG Group PLC                                           624,801        936,087
   TVC Holdings PLC*                                       815,973        584,676
   Worldspreads  Group PLC*                                405,006        464,323
                                                                     ------------
                                                                        2,439,518
                                                                     ------------
ENERGY (4.28%)
   Dragon Oil PLC*                                         319,386      2,126,661
                                                                     ------------
FINANCIAL (4.22%)
   Allied Irish Banks PLC*                                 849,471      1,039,180
   Irish Life & Permanent Group Holdings PLC*              462,216      1,053,803
                                                                     ------------
                                                                        2,092,983
                                                                     ------------
FOOD AND AGRICULTURE (3.97%)
   Aryzta AG                                                48,191      1,968,248
                                                                     ------------
FOOD AND BEVERAGES (14.39%)
   C&C Group PLC                                           595,811      2,525,821
   Glanbia PLC                                             378,488      1,622,275
   Kerry Group PLC, Series A                                86,131      2,737,951
   Total Produce PLC                                       552,258        259,013
                                                                     ------------
                                                                        7,145,060
                                                                     ------------

THE NEW IRELAND FUND, INC.

                                                                     Value (U.S.)
July 31, 2010                                             Shares       (Note A)
-------------                                           ----------   ------------
COMMON STOCKS (CONTINUED)
COMMON STOCKS OF IRISH COMPANIES (CONTINUED)
HEALTH CARE SERVICES (8.07%)
   Elan Corp. PLC-Sponsored ADR*                           372,800   $  1,778,256
   ICON PLC-Sponsored ADR*                                  65,267      1,540,301
   United Drug PLC                                         216,966        687,718
                                                                     ------------
                                                                        4,006,275
                                                                     ------------
LEISURE AND HOTELS (4.15%)
   Paddy Power PLC                                          56,757      2,061,525
                                                                     ------------
TECHNOLOGY (3.32%)
   Norkom Group PLC*                                     1,089,828      1,646,995
                                                                     ------------
TRANSPORTATION (14.20%)
   Aer Lingus Group PLC*                                   471,223        571,548
   Irish Continental Group PLC                              78,982      1,553,751
   Ryanair Holdings PLC*                                   983,063      4,923,128
                                                                     ------------
                                                                        7,048,427
                                                                     ------------
TOTAL COMMON STOCKS OF IRISH COMPANIES
   (Cost $62,105,017)                                                  49,531,497
                                                                     ------------
COMMON STOCKS OF FRENCH COMPANIES (0.21%)
FINANCIAL (0.21%)
   BNP Paribas                                               1,551        106,508
                                                                     ------------
TOTAL COMMON STOCKS OF FRENCH COMPANIES
   (Cost $101,345)                                                        106,508
                                                                     ------------
TOTAL COMMON STOCKS BEFORE FOREIGN CURRENCY ON
   DEPOSIT
   (Cost $62,206,362)                                                $ 49,638,005
                                                                     ------------

THE NEW IRELAND FUND, INC.

                                                           Face      Value (U.S.)
July 31, 2010                                              Value       (Note A)
-------------                                           ----------   ------------
FOREIGN CURRENCY ON DEPOSIT (0.01%)
   British Pounds Sterling                              L      600   $        940
   Euro                                                 E    1,340          1,745
                                                                     ------------
TOTAL FOREIGN CURRENCY ON DEPOSIT
   (Cost $2,962)**                                                          2,685
                                                                     ------------
TOTAL INVESTMENTS (99.99%)
   (Cost $62,209,324)                                                  49,640,690
OTHER ASSETS AND LIABILITIES (0.01%)                                        5,927
                                                                     ------------
NET ASSETS (100.00%)                                                 $ 49,646,617
                                                                     ============

*    Non-income producing security.

**   Foreign currency held on deposit at JPMorgan Chase & Co.

ADR - American Depositary Receipt traded in U.S. dollars.

UTS - Units

The summary of inputs used to value the Fund's net assets as of July 31, 2010 is as follows (See Note A - Security Valuation in the Notes to Quarterly Portfolio Holdings):

                                                                  LEVEL 2
                                       TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                     VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                     04/30/10       PRICE         INPUTS        INPUTS
                                   -----------   -----------   -----------   -------------
Investments in Securities +
   Common Stocks*
      Agricultural Operations      $ 1,650,239   $ 1,650,239     $     --         $--
      Business Services              3,089,850     3,089,850           --          --
      Business Support Services      1,405,071     1,405,071           --          --
      Construction and Building
         Materials                  12,850,645    12,850,645           --          --
      Diversified Financial
         Services                    2,439,518     1,975,195      464,323          --
      Energy                         2,126,661     2,126,661           --          --
      Financial                      2,199,491     2,199,491           --          --
      Food and Agriculture           1,968,248     1,968,248           --          --
      Food and Beverages             7,145,060     7,145,060           --          --
      Health Care Services           4,006,275     4,006,275           --          --
      Leisure and Hotels             2,061,525     2,061,525           --          --
      Technology                     1,646,995     1,646,995           --          --
      Transportation                 7,048,427     7,048,427           --          --
                                   -----------   -----------     --------         ---
   Total Common Stocks              49,638,005    49,173,682      464,323          --
                                   ===========   ===========     ========         ===

+    Total Investments exclude Foreign Currency on Deposit.

*    See Portfolio Holdings detail for country breakout.

THE NEW IRELAND FUND, INC.

NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

A. VALUATION AND INVESTMENT PRACTICES:

     SECURITY VALUATION: Securities listed on a stock exchange for which market quotations are readily available are valued at the closing prices on the date of valuation, or if no such closing prices are available, at the last bid price quoted on such day. If there are no such quotations available for the date of valuation, the last available closing price will be used. The value of securities and other assets for which no market quotations are readily available, or whose values have been materially affected by events occurring before the Fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the Board of Directors to represent fair value. Short-term securities that mature in 60 days or less are valued at amortized cost.

     FAIR VALUE MEASUREMENTS: The inputs and valuations techniques used to measure fair value of the Fund's net assets are summarized into three levels as described in the hierarchy below:

     Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

     Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

     Level 3 - unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the levels of the Fund's investments as of July 31, 2010 is included with the Fund's Portfolio of Investments.

     At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

     CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the spot rate of such currencies against U.S. dollars by obtaining from FT-Interactive Data Corp. ("FT-IDC") each day the current 4:00pm London time spot rate and future rate (the future rates are quoted in 30-day increments) on foreign currency contracts. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the

THE NEW IRELAND FUND, INC.

books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.

     FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts for non-trading purposes in order to protect investment securities and related receivables and payables against future changes in foreign currency exchange rates. Fluctuations in the value of such contracts are recorded as unrealized gains or losses; realized gains or losses include net gains or losses on contracts which have been terminated by settlements or by entering into offsetting commitments. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. There were no such contracts open in the Fund as of July 31, 2010.

     SECURITIES TRANSACTIONS: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis.

B. UNREALIZED APPRECIATION/(DEPRECIATION):

     The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and depreciation on assets and liabilities in foreign currencies on a tax basis as of July 31, 2010 were as follows:

                                                                      GROSS
                     GROSS            GROSS                         UNREALIZED
                  UNREALIZED       UNREALIZED     NET UNREALIZED   DEPRECIATION        NET
TOTAL COST OF    APPRECIATION     DEPRECIATION     DEPRECIATION     ON FOREIGN      UNREALIZED
 INVESTMENTS    ON INVESTMENTS   ON INVESTMENTS   ON INVESTMENTS     CURRENCY      DEPRECIATION
-------------   --------------   --------------   --------------   ------------   -------------
 $62,209,324      $10,631,305     $(23,199,662)    $(12,568,357)      $(277)      $(12,568,634)

C. RISK FACTORS:

     Investing in the fund may involve certain risks including, but not limited to, those described below.

     The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

     Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

                      THIS PAGE LEFT BLANK INTENTIONALLY.

                            THE NEW IRELAND FUND, INC.
                              DIRECTORS AND OFFICERS

Peter J. Hooper       - CHAIRMAN OF THE BOARD
Chris Johns           - PRESIDENT AND DIRECTOR
David Dempsey         - DIRECTOR
Margaret  Duffy       - DIRECTOR
Denis P. Kelleher     - DIRECTOR
George G. Moore       - DIRECTOR
Lelia Long            - TREASURER
Colleen Cummings      - ASSISTANT TREASURER
Vincenzo A. Scarduzio - SECRETARY
Salvatore Faia        - CHIEF COMPLIANCE OFFICER

                          PRINCIPAL INVESTMENT ADVISOR
                Bank of Ireland Asset Management (U.S.) Limited
                                 40 Mespil Road
                               Dublin 4, Ireland

                                 ADMINISTRATOR
                   BNY Mellon Investment Servicing (US) Inc.
                              4400 Computer Drive
                        Westborough, Massachusetts 01581

                                   CUSTODIANS
                              JPMorgan Chase & Co.
                       North America Investment Services
                            3 Metro Tech - 7th Floor
                            Brooklyn, New York 11245

                          SHAREHOLDER SERVICING AGENT
                    American Stock Transfer & Trust Company
                                 59 Maiden Lane
                            New York, New York 10038

                                  LEGAL COUNSEL
                              Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

                 INDEPENDENT PUBLIC REGISTERED ACCOUNTING FIRM
                              Tait Weller Baker LP
                               1818 Market Street
                             Philadelphia, PA 19103

                                 CORRESPONDENCE
                   ALL CORRESPONDENCE SHOULD BE ADDRESSED TO:
                           The New Ireland Fund, Inc.
                  c/o BNY Mellon Investment Servicing (US) Inc.
                                 99 High Street
                                   27th Floor
                           Boston, Massachusetts 02110

                   TELEPHONE INQUIRIES SHOULD BE DIRECTED TO:
                        1-800-GO-TO-IRL (1-800-468-6475)
                                WEBSITE ADDRESS:
                             www.newirelandfund.com

IR-QTR 07/10

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The New Ireland Fund, Inc.


By (Signature and Title)* /s/ Chris Johns
                          ----------------------------------------
                          Chris Johns, President
                          (principal executive officer)

Date 9/23/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Chris Johns
                          ----------------------------------------
                          Chris Johns, President
                          (principal executive officer)

Date 9/23/10


By (Signature and Title)* /s/ Lelia Long
                          ----------------------------------------
                          Lelia Long, Treasurer
                          (principal financial officer)

Date 9/23/10

* Print the name and title of each signing officer under his or her signature.